John Hancock Funds III 601 Congress Street Boston, MA 02210

July 30, 2008 VIA EDGAR

U.S. Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549 Re: John Hancock Funds III File Nos. 333-125838; 811-21777 Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, the undersigned hereby certifies that the Prospectuses and the Statement of Additional Information for the John Hancock Rainier Growth Fund dated August 1, 2008, contain no changes from the form of Prospectuses and Statement of Additional Information contained in Post-effective Amendment No. 11 filed electronically with the Commission on July 29, 2008, via EDGAR.

If you have any questions or comments, please call me at 617-663-3241. In my absence, please call Alfred P. Ouellette at 617-663-4324.

Sincerely, /s/ David D. Barr____________ David D. Barr Assistant Secretary and Counsel